Segmented information (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of operating segments
	Three and six months ended February 28, 2022	Three and six months ended February 28, 2021
Revenue
Canada	$-	$-
Tanzania	3,334	-
	$3,334	$-

	As at February 28, 2022	As at August 31, 2021
Non-current assets
Canada	$26	$28
Tanzania	46,611	41,072
	$46,637	$41,100